Borrowings and Lines of Credit (Short-Term Borrowings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Document Fiscal Year Focus	2019
Commercial Paper	$ 0	$ 1,257
Other borrowings	2,364	212
Total short-term borrowings	$ 2,364	$ 1,469